Business Combination (Details) - iTonic Corporation [Member] - USD ($)		12 Months Ended
	Nov. 25, 2025	Dec. 31, 2025
Business Combination [Line Items]
(in Shares)	5,100
Deferred tax liability		$ 507,015
iTonic Corporation [Member]
Business Combination [Line Items]
Percentage of issued and outstanding share capital on a fully diluted basis	51.00%
Net Assets		51,657
Customer relationship value		$ 2,414,357
Estimated useful life		10 years
Goodwill		$ 1,955,683
iTonic Corporation [Member] | Class A Ordinary Shares [Member]
Business Combination [Line Items]
Stock Issued During Period, Shares, Acquisitions (in Shares)	4,000,000
iTonic Corporation [Member] | Class A Ordinary Shares [Member] | Warrant [Member]
Business Combination [Line Items]
Number of warrants to purchase (in Shares)	3,000,000